Business Combinations And Other Acquisitions (Summary Of Assets Acquired And Liabilities Assumed) (Details) (Elk Horn Coal Company [Member}, USD $) In Thousands, unless otherwise specified	Jun. 30, 2011
Elk Horn Coal Company [Member}
Business Acquisition [Line Items]
Cash	$ 58
Accounts receivable	2,619
Prepaid expenses and other	94
Property, plant and equipment	7,466
Mine development costs	3,000
Coal properties	111,647
Intangible assets	654
Other non-current assets	1,112
Accounts payable	(79)
Deferred revenues	(2,499)
Accrued expenses and other	(1,691)
Asset retirement obligations	(2,707)
Net assets acquired	119,674
Total consideration	$ 119,674